Trade, other receivables and tax receivables - carrying amount of assets not derecognised (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Fair Value of Assets Representing Derecognised Financial Assets	€ 6,233	€ 7,301
Carrying amount of assets transferred and not derecognized	41	151
Carrying amount of the related liabilities	41	151
Trade receivables
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying amount of assets transferred and not derecognized	6	11
Carrying amount of the related liabilities	6	11
Financing receivables
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying amount of assets transferred and not derecognized	35	140
Carrying amount of the related liabilities	35	140
Financing receivables
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Fair Value of Assets Representing Derecognised Financial Assets	834	1,524
FCA Bank S.p.A.
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Fair Value of Assets Representing Derecognised Financial Assets	€ 3,812	€ 4,686